Restatement	12 Months Ended
Dec. 31, 2023
Restatement [Abstract]
RESTATEMENT

NOTE 22 – RESTATEMENT

As disclosed in our Form 6-K and Form 6-K/A filed on May 15, 2024, during the course of preparing the consolidated financial statements for the year ended December 31, 2023, management identified a material misstatement in its previously issued unaudited condensed consolidated financial statements for the six months ended June 30, 2023 in relation to the recognition and measurement of its share-based compensation expenses.

The Company failed to identify the proper share prices in calculation the share-based compensation. Such failure has resulted in errors relating to the overstatement of share-based compensation for the six months ended June 30, 2023.

The impact of the restatement adjustments to the specific line items presented in the unaudited condensed consolidated financial statements as of and for the six months ended June 30, 2023 is summarized below. There is no tax and cash flow impact related to the correction.

	As of June 30, 2023
Unaudited Condensed Consolidated Balance Sheets	As previously report	Restatement adjustment	As Restated
Additional paid in capital	$98,689,295	$(34,020,000)	$64,669,295
Accumulated deficit	(93,056,277)	34,020,000	(59,036,277)

	For the Six Months Ended June 30, 2023
Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss	As previously report	Restatement adjustment	As Restated
General and Administrative Expenses	$39,559,187	$(34,020,000)	$5,539,187
Total Operating Expense	41,119,012	(34,020,000)	7,099,012
Loss from Operations	(41,025,421	34,020,000	(7,005,421)
Loss Before Income Taxes	(45,663,806)	34,020,000	(11,643,806)
Net Loss	(45,663,858)	34,020,000	(11,643,858)
Net Loss Attributable to ReTo Eco-Solutions, Inc.	(45,239,743)	34,020,000	(11,219,743)
Comprehensive Loss	(45,405,805)	34,020,000	(11,385,805)
Comprehensive Loss Attributable to ReTo Eco-Solutions, Inc	(45,070,882)	34,020,000	(11,050,882)
Loss Per Share – basic and diluted	(8.32)	6.3	(2.1)